Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	$ 14,610	$ 9,740
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	14,610	9,740	$ 8,630
Amounts payable, related party transactions	$ (708)	$ (1,829)	$ (522)
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations